Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurement
3.
FAIR VALUE MEASUREMENT

Assets measured at fair value on a recurring basis

	Fair Value Measurement at December 31, 2023 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2023
	RMB	RMB	RMB	RMB	US$
	(in thousands)
Cash equivalents
Time deposits	—	100,000	—	100,000	14,085
Short-term investments
Time deposits	—	16,005,923	—	16,005,923	2,254,387
Adjustable-rate financial products	—	2,540,702	—	2,540,702	357,850
Equity investments with readily determinable fair value	5,729	—	—	5,729	807
	5,729	18,646,625	—	18,652,354	2,627,129

	Fair Value Measurement at December 31, 2022 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2022
	RMB	RMB	RMB	RMB
	(in thousands)
Cash equivalents
Time deposits	—	796,460	—	796,460
Short-term investments
Time deposits	—	14,267,056	—	14,267,056
Adjustable-rate financial products	—	5,003,746	—	5,003,746
Equity investments with readily determinable fair value	8,790	—	—	8,790
	8,790	20,067,262	—	20,076,052

Other financial instruments

The followings are other financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

Financial assets, including accounts receivable, amounts due from related parties, prepaid expenses and other current assets excluding prepayments and staff advances, and other non-current assets excluding operating lease right-of-use assets, are not measured at fair value in the consolidated balance sheets, and the carrying values excluding other non-current assets approximated fair value due to their short-term maturity. Financial liabilities, including accrued expense and other payables, and amounts due to related parties, are also not measured at fair value in the consolidated balance sheets, and the carrying values approximated fair value due to their short-term maturity.

Assets and liabilities measured at fair value on a non-recurring basis

The Company measures certain assets, including long-term investments, goodwill and intangible assets, at fair value on a non-recurring basis when they are deemed to be impaired (Level 3). The fair values of these assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.